Summary of Significant Accounting Policies - Additional Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of voluntary change in accounting policy [line items]
Cash consideration under the EEP	$ 5,866,810	$ 5,997,505	$ 4,034,965
Vesting period	five years
Useful life of right-to-use assets	5 years
Bottom of Range | Plant and Equipment
Disclosure of voluntary change in accounting policy [line items]
Depreciation rates for plant and equipment	20.00%
Top of Range | Plant and Equipment
Disclosure of voluntary change in accounting policy [line items]
Depreciation rates for plant and equipment	40.00%
Intellectual Property | Bottom of Range
Disclosure of voluntary change in accounting policy [line items]
Intangible assets, useful life	15 years
Intellectual Property | Top of Range
Disclosure of voluntary change in accounting policy [line items]
Intangible assets, useful life	20 years
Executive Chairman
Disclosure of voluntary change in accounting policy [line items]
Cash consideration under the EEP	$ 0